Unaudited Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Current Assets
Cash and cash equivalents	$ 6,283,350	$ 15,191,995
Accounts receivable	16,154,385	15,012,273
Prepayments and other current assets	4,795,814	1,962,048
Inventories	9,331,500	6,349,620
Assets of discontinued operations		4,873,337
Total Current Assets	36,565,049	44,477,831
Non-current Assets
Property and equipment, net	120,576	139,183
Right of use assets, net	6,882	13,599
Deferred tax assets	1,227,841	2,221,467
Other non-current assets	732,767	777,935
Total Non-current Assets	2,088,066	3,152,184
Total Assets	38,653,115	47,630,015
Current Liabilities
Short-term borrowings	9,085,684	7,972,764
Accounts payable	2,145,762	2,475,273
Contract liabilities	2,587,778	187,913
Income tax payable	2,701,443	2,024,460
Lease liabilities	2,362	9,163
Other payable and accrued expenses	8,789,739	2,696,107
Liabilities of discontinued operations		6,873,585
Total Current Liabilities	25,412,660	22,340,923
Long-term borrowings	2,180,694	2,180,694
Total Non-Current Liabilities	3,584,099	18,197,877
Total Liabilities	28,996,759	40,538,800
Commitments and Contingencies
Shareholders’ Equity
Additional paid-in capital	4,889,368	4,889,368
Statutory reserve	24,397	158,027
Retained earnings	5,596,350	2,042,805
Accumulated other comprehensive loss	(858,698)	(3,924)
Total Shareholders’ Equity	9,656,356	7,091,215
Total Liabilities and Shareholders’ Equity	38,653,115	47,630,015
Class A Ordinary Shares
Shareholders’ Equity
Ordinary shares value	2,487	2,487
Class B Ordinary Shares
Shareholders’ Equity
Ordinary shares value	2,452	2,452
Related Party
Current Assets
Accounts receivable – related party		1,088,558
Current Liabilities
Amount due to related parties	99,892	101,658
Amount due to related parties, non-current	$ 1,403,405	$ 16,017,183